Land Use Rights (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 17,076
2021	17,076
2022	17,076
2023	17,076
2024	17,076
Thereafter	688,994
Total amortization expense	$ 774,374	$ 847,505